Borrowings and financing (Details 7)	12 Months Ended
Dec. 31, 2024
Adjusted Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 3.80
Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 3.50
Other Onerous Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or lower than 1.30